Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2007

Item 1. Proxy Voting Record

I. Comsys IT Partners, Inc.
(a) Name of Issuer of the portfolio security: Comsys IT
Partners,Inc.
(b) Exchange ticker symbol of the portfolio security: CITP
(c) CUSIP: 20581E104
(d) Shareholder meeting date: July 26, 2006
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Ratify independent auditors.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

II. PRG-Schultz International, Inc.
(a) Name of Issuer of the portfolio security: PRG-Schultz
International,Inc.
(b) Exchange ticker symbol of the portfolio security: PRGX
(c) CUSIP: 69357C305
(d) Shareholder meeting date: August 11, 2006
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Amend articles to increase authorized common shares
3.  1 for 10 reverse stock split
4.  Issuance of shares under 2006 MIP
5.  Amend articles to increase authorized preferred shares
6.  Amend articles top adjust anti-dilution provision of Series
A Preferred
7.  Amend articles to adjust anti-dilution provision of Series
B Preferred
8.  Amend articles to correct bylaw voting rights of Series
A Preferred
9.  Amend articles to correct bylaw voting rights of Series
B Preferred
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

III.  Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLSH.OB
(c) CUSIP: 421924200
(d) Shareholder meeting date: October 18, 2006
(e) Brief identification of the matter voted on:
1. Amend certificate of incorporation to effect a reverse stock split and decrease number of authorized shares of common stock
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

IV.  Scottish Re Group Limited
(a) Name of Issuer of the portfolio security:  Scottish Re
Group Limited
(b) Exchange ticker symbol of the portfolio security: SCT
(c) CUSIP: G73537105
(d) Shareholder meeting date: February 23, 2007
(e) Brief identification of the matter voted on:
1.  Amend Articles to increase authorized share capital
2.  Issue convertible shares
3. Adjourn the extraordinary general meeting to permit further solicitation of proxies.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

V.  Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLSH.OB
(c) CUSIP: 421924200
(d) Shareholder meeting date: May 3, 2007
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Ratification of accounting firm
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

VI.  Quadramed Corporation
(a) Name of Issuer of the portfolio security:  Quadramed
Corporation
(b) Exchange ticker symbol of the portfolio security: QD
(c) CUSIP: 74730W101
(d) Shareholder meeting date: May 25, 2007
(e) Brief identification of the matter voted on:
1.  Election of directors
2. Approve amendment to 2004 stock compensation plan to increase the number of shares reserved.
3. Approve amendment to 2004 stock compensation plan regarding fair value.
4. Approve independent registered public accounting firm
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

VII.  Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 26, 2007
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Appointment of independent registered public accounting firm
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

VIII.  Scottish Re Group Limited
(a) Name of Issuer of the portfolio security:  Scottish Re
Group Limited
(b) Exchange ticker symbol of the portfolio security: SCT
(c) CUSIP: G73537105
(d) Shareholder meeting date: June 18, 2007
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Approval of 2007 stock option plan
3.  Ratification of independent registered public accounting firm
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary
Date: 08-13-07